Shareholder Fees {- Fidelity Strategic Real Return Fund}	Nov. 28, 2020 USD ($)
09.30 Fidelity Strategic Real Return Fund Class K6 - Pro-04 | Fidelity Strategic Real Return Fund
Shareholder Fees:
(fees paid directly from your investment)	none